Financial Risk Management - Summary of Remaining Contractual Maturity of Financial Assets and Liabilities Excluding Derivatives Cash Flow Hedging (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	₩ 3,339,572	₩ 2,717,732
Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	7,981,018	8,002,499
Derivatives held for trading
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	7,687,304	11,409,695
Derivatives held for hedging
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	367,949	166,414
Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	470,883,351	444,476,135
Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		71,789,705	69,489,352
Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		84,732,928	81,010,058
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		970,416	1,044,221
Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		31,448,541	24,073,125
Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		679,200,784	642,389,231
Commitments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	213,477,156	212,695,995
Acceptances And Guarantees Contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	15,503,443	16,250,243
Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	7,209,320	6,674,740
Off-balance sheet items
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		236,189,919	235,620,978
On demand | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	3,339,572	2,717,732
On demand | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	7,981,018	8,002,499
On demand | Derivatives held for trading
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	7,687,304	11,409,695
On demand | Derivatives held for hedging
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
On demand | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	201,772,650	181,232,114
On demand | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		11,635,724	10,613,810
On demand | Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		868	1,113
On demand | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		609	196
On demand | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		754,678	108,979
On demand | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		233,172,423	214,086,138
On demand | Commitments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	213,477,156	212,695,995
On demand | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	15,503,443	16,250,243
On demand | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	7,209,320	6,674,740
On demand | Off-balance sheet items
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		236,189,919	235,620,978
Up to 1 month | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Up to 1 month | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Up to 1 month | Derivatives held for trading
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Up to 1 month | Derivatives held for hedging
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	10,774	7,538
Up to 1 month | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	40,440,335	41,663,882
Up to 1 month | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		20,378,309	17,508,577
Up to 1 month | Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		4,812,305	4,138,143
Up to 1 month | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		33,862	30,683
Up to 1 month | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		28,772,873	22,138,250
Up to 1 month | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		94,448,458	85,487,073
Up to 1 month | Commitments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
Up to 1 month | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
Up to 1 month | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
Up to 1 month | Off-balance sheet items
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
1-3 months | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1-3 months | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1-3 months | Derivatives held for trading
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1-3 months | Derivatives held for hedging
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	12,157	12,221
1-3 months | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	56,336,873	57,643,486
1-3 months | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		7,077,101	7,562,405
1-3 months | Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		7,215,145	6,683,638
1-3 months | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		58,736	56,903
1-3 months | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		142,050	147,660
1-3 months | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		70,842,062	72,106,313
1-3 months | Commitments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
1-3 months | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
1-3 months | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
1-3 months | Off-balance sheet items
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
3-12 months | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
3-12 months | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
3-12 months | Derivatives held for trading
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
3-12 months | Derivatives held for hedging
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	263,427	85,101
3-12 months | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	142,245,329	137,677,588
3-12 months | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		21,534,773	22,180,471
3-12 months | Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		26,911,817	21,458,905
3-12 months | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		232,067	227,390
3-12 months | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		486,329	331,842
3-12 months | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		191,673,742	181,961,297
3-12 months | Commitments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
3-12 months | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
3-12 months | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
3-12 months | Off-balance sheet items
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
1-5 years | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1-5 years | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1-5 years | Derivatives held for trading
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1-5 years | Derivatives held for hedging
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	81,649	64,760
1-5 years | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	28,884,608	24,822,029
1-5 years | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		10,042,532	10,360,622
1-5 years | Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		43,479,691	42,772,744
1-5 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		619,002	606,547
1-5 years | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		1,127,692	1,174,845
1-5 years | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		84,235,174	79,801,547
1-5 years | Commitments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
1-5 years | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
1-5 years | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
1-5 years | Off-balance sheet items
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
Over 5 years | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Over 5 years | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Over 5 years | Derivatives held for trading
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Over 5 years | Derivatives held for hedging
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	(58)	(3,206)
Over 5 years | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	1,203,556	1,437,036
Over 5 years | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		1,121,266	1,263,467
Over 5 years | Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		2,313,102	5,955,515
Over 5 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		26,140	122,502
Over 5 years | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		164,919	171,549
Over 5 years | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Liability Held For Managing Liquidity Risk		4,828,925	8,946,863
Over 5 years | Commitments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
Over 5 years | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
Over 5 years | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
Over 5 years | Off-balance sheet items
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		₩ 0	₩ 0

[1]	Financial liabilities measured or designated at fair value through profit or loss and derivatives held for trading are not managed by contractual maturity because they are expected to be traded or redeemed before maturity. Therefore, the carrying amounts of those financial instruments are included in the ‘On demand’ category.
[2]	Cash flows of derivatives held for hedging are shown at net amount of cash inflows and outflows by remaining contractual maturity.
[3]	Deposits that are contractually repayable on demand or on short notice are included in the ‘On demand’ category.
[4]	Unused lines of credit within commitments are included in the ‘On demand’ category because payments can be requested at any time.
[5]	Cash flows under acceptances and financial guarantee contracts are classified based on the earliest period that the contract can be executed.